INVESTMENT IN AN AFFILIATED COMPANY	12 Months Ended
Dec. 31, 2014
INVESTMENT IN AN AFFILIATED COMPANY [Abstract]
INVESTMENT IN AN AFFILIATED COMPANY

NOTE 3 -   INVESTMENT IN AN AFFILIATED COMPANY

a.   FAvS

As of December 31, 2014 and 2013, the company has 28.08% and 29.36% of First Aviation Services, a provider of repair and overhaul, rotables management and related engineering services to the aviation industry worldwide.

b.    Financial information

       Condensed financial information from FAvS consolidated balance sheets as of December 31, 2014 and 2013:

	December 31,
	2014	2013

Current assets	$10,596	$10,179
Long-term assets	8,927	8,954
Total assets	19,523	19,133

Current liabilities	5,964	6,522
Long-term liabilities	4,624	4,471
Total liabilities	$10,588	$10,993

      Condensed financial information from FAvS consolidated statements of operations for each of the three years in the period ended December 31, 2014:

	Year ended December 31,
	2014	2013	2012

Net sales	$24,442	$23,445	$21,579
Gross profit	7,342	6,182	9,202
Income (loss) from continuing operations	827	(341)	(1,476)
Net income (loss)	727	3,158	(12,979)
Income (loss) attributable to common stockholders	$336	$2,821	$(13,271)

      A reconciliation of the share in results of affiliated company and impairment of share in affiliated company for each of the years ended December 31, 2014, 2013 and 2012:

	Year ended December 31,
	2014	2013	2012

Share in income (loss) related to common stockholders	$49	$838	$(653)
Share in income related to preferred stock	218	187	197
Impairment in affiliated company	-	-	(3,300)
Net income (loss)	$267	$1,025	$(3,756)